CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (29,110)	$ (38,870)	$ (202,806)
Net loss from discontinued operations, net of income taxes	5,104	25,187	159,114
Net loss from continued operations, net of income taxes	(24,006)	(13,683)	(43,692)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation of property and equipment	4	137	319
Amortization of intangible assets		566	733
Amortization of right-of-use assets	129	478	1,328
Gains on disposals of property and equipment		(9)	(18)
Allowance for/(reversal of) credit losses on accounts receivable	1,956	(465)	930
Allowance for credit losses on loans and interest receivable	1,353	23
Share-based compensation expenses	732	1,082	3,794
Fair value losses/(gains) on short-term investments	400	(447)	2,422
Fair value gain on long-term investment	(308)	(179)
Impairment of goodwill			9,834
Impairment of intangible assets		426	590
Impairment of long-term investments	3,487	1,034	6,689
Impairment of property and equipment		185	240
Impairment of right-of-use assets	53	1,073	1,014
Fair value changes on contingent consideration payables			8,396
Deferred tax	(34)	506	1,121
Share of losses from an equity investee	76	61	75
Changes in operating assets and liabilities, net
Accounts receivable	1,560	(1,832)	(4,142)
Prepayments and other assets	(4,651)	796	1,549
Rebates receivables	333	(74)	801
Prepaid media costs	45	337	7,244
Accounts payable	730	515	(4,165)
Accrued liabilities and other current liabilities	6,057	7,446	(6,785)
Deferred revenue	585	(8,308)	2,854
Income tax payable		(72)	(810)
Income tax recoverable	(63)	(60)	(242)
Lease liabilities	(931)	(1,167)	(1,370)
Amount due from an equity investee		270	(36)
Net cash used in operating activities from continuing operations	(12,493)	(11,361)	(11,327)
Net cash provided by/(used in) operating activities from discontinued operations	(9,336)	(8,065)	82,431
Net cash provided by/(used in) operating activities	(21,829)	(19,426)	71,104
Cash flows from investing activities
Purchase of property and equipment	(16)	(83)	(126)
Purchase of intangible assets	(60)
(Purchase)/redemption of short-term investments	(2,763)	1,585	(1,710)
(Purchase)/disposal of other long-term investments		1,936	(6,500)
Redemption/(purchase) of time deposits	258	(248)	11,118
Acquisition of businesses, net of cash received		(5,161)	(7,742)
Proceeds from disposal of property and equipment		11	36
Cash inflow from disposal of discontinued operations, net of cash disposed	768
Net cash used in investing activities from discontinued operations	(1,813)	(1,960)	(4,924)
Net cash provided by investing activities from discontinued operations	812	973	947
Net cash used in investing activities	(1,001)	(987)	(3,977)
Cash flows from financing activities
Proceeds from exercise of share options			68
Proceeds from bank borrowings	609	1,897	5,855
Repayments of bank borrowings	(35,601)	(1,523)	(6,098)
Repurchase of ordinary shares		(214)	(7,574)
Net cash (used in)/provided by financing activities from continuing operation	(34,992)	160	(7,749)
Net cash used in financing activities from discontinuing operation	(1,533)	(6,249)	(29,540)
Net cash used in financing activities	(36,525)	(6,089)	(37,289)
Net increase/(decrease) in cash and cash equivalents and restricted cash	(59,355)	(26,502)	29,838
Cash and cash equivalents and restricted cash at the beginning of year	77,522	105,297	77,589
Effect on exchange rate changes on cash and cash equivalents and restricted cash	1,472	(1,273)	(2,130)
Cash and cash equivalents and restricted cash at the end of year	19,639	77,522	105,297
Less: Cash and cash equivalents of discontinued operations		(36,516)	(39,310)
Cash and cash equivalents and restricted cash at the end of year from continuing operations	19,639	41,006	65,987
Reconciliation of cash and cash equivalents and restricted cash within the consolidated balance sheets to the amounts shown in the consolidated statements of cash flows above:
Cash and cash equivalents	19,639	14,257	43,451
Restricted cash, current		26,749	22,536
Supplemental disclosure of cash flow information:
Interests paid	(511)	(1,431)	(2,114)
Cash paid for income taxes	(28)	$ (341)	(1,949)
Supplemental schedule of non-cash investing and financing activities:
Issuance of ordinary shares upon acquisition of interest in a subsidiary from non-controlling interests			$ 1,577
Issuance of ordinary shares but held as treasury shares	3
Transfer of short-term investment from discontinued operations	$ 2,274